Related party transactions - Additional information (Details)	1 Months Ended							6 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Jul. 31, 2020 CNY (¥)	Jul. 31, 2020 USD ($)	Oct. 31, 2019	Oct. 31, 2009 CNY (¥)	Oct. 31, 2009 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Revenue from Related Parties								$ 1,618	$ 6,015
Annual rent								30,513	4,910
Lease expense								30,513	4,910
Interest expense arising from lease								10,124	157
Sublease agreement with Hangzhou Forasen Technology Co., Ltd
Related Party Transaction [Line Items]
Annual rent	¥ 283,258	$ 41,639
Terms of sublease agreement	2 years	2 years
Sublease income								19,810	0
Lease expense	¥ 283,258	$ 41,639
Forasen Group
Related Party Transaction [Line Items]
Monthly rent						¥ 22,400	$ 3,293
Terms of lease	1 year	1 year				10 years	10 years
Renewed term of lease					10 years
Annual rent	¥ 9,200	$ 1,313
Lease expense	¥ 9,200	$ 1,313
Forasen Group | Total sales
Related Party Transaction [Line Items]
Revenue from Related Parties								$ 1,618	$ 6,015
Zhejiang Tantech Bamboo Technology Co., Ltd.
Related Party Transaction [Line Items]
Terms of lease			10 years	10 years
Annual rent			¥ 459,360	$ 67,526
Lease expense			¥ 459,360	$ 67,526